CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM INVESTING ACTIVITIES:
Interest paid, capitalized	₽ 426	₽ 550	₽ 460